Nuveen Strategy Growth Allocation Fund

Summary Prospectus   |   December 31, 2013, as supplemented February 7, 2014

Ticker: Class A–FAGSX, Class B–FSNBX, Class C–FSNCX, Class R3–FSNSX, Class I–FSGYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.nuveen.com/prospectus. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated December 31, 2013, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the Fund is to seek capital growth with a moderate level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 36 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 38 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-80 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.23%
Acquired Fund Fees and Expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	1.44%	2.19%	2.19%	1.69%	1.18%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.35%	2.10%	2.10%	1.60%	1.10%
1	The contingent deferred sales charge (“CDSC”) on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.

4	The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2015, so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.50%, 1.25%, 1.25%, 0.75%, and 0.25% for Class A, Class B, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$705	$713	$213	$163	$112	$705	$213	$213	$163	$112
3 Years	$995	$976	$676	$523	$366	$995	$676	$676	$523	$366
5 Years	$1,308	$1,266	$1,166	$909	$641	$1,308	$1,166	$1,166	$909	$641
10 Years	$2,192	$2,326	$2,516	$1,990	$1,424	$2,192	$2,326	$2,516	$1,990	$1,424

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the underlying funds. An underlying fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s sub-adviser expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the Fund is expected to have a low portfolio turnover rate, the underlying funds may trade securities frequently. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the Fund’s investment adviser (the “underlying funds”). The Fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on underlying funds that invest primarily in fixed income securities. The Fund may invest in an underlying absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. The Fund may also invest in underlying funds that provide investment exposure to the performance of commodities, provided that the Fund will not invest more than 10% of its total assets in underlying funds and other securities (described in the following paragraph) that provide commodities exposure.

In addition to investing in the underlying funds, the Fund also may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. The Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the Fund’s, or underlying fund’s, portfolio; or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The Fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund will limit its direct investments in derivatives such that it will not be subject to regulation as a commodity pool.

The Fund has targets for allocating its assets among the underlying funds and other securities, which are set forth in the following table as a percentage of the Fund’s total assets. The sub-adviser uses these target allocations as general guides in setting the Fund’s actual allocation. Actual allocations may be adjusted within the allocation ranges set forth in the table in order to take advantage of current or expected market conditions, or to manage risk. Normally, the Fund’s allocation to Cash Equivalents (defined as cash, money market funds, U.S. dollar-denominated high-quality money market instruments and other short-term securities) will not exceed the maximum set forth in the table. However, the Fund may temporarily invest without limit in Cash Equivalents in an attempt to respond to adverse market, economic, political, or other conditions. Investing a significant portion of the Fund’s assets in these securities may prevent the Fund from achieving its objective.

	Target Allocation	Allocation Range
Equity Funds	74%	45-90%
Fixed Income Funds	15%	0-55%
Absolute Return Funds	8%	0-20%
Commodity Strategy Funds	3%	0-10%
Other Securities*	0%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, and other non-money market investment companies not affiliated with the Fund.

Principal Risks

The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Additional Expenses—Investing in the underlying funds and in unaffiliated pooled investment vehicles through an investment in the Fund involves additional expenses that would not be present in a direct investment in the underlying funds and unaffiliated investment companies.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile. In addition, certain underlying funds invest in commodity-linked derivative instruments. Such instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund or an underlying fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

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Risks Associated with the Underlying Funds—Because the Fund’s assets are invested primarily in shares of the underlying funds, the Fund’s investment performance and risks are directly related to the investment performance and risks of the underlying funds. The risks of the underlying funds are listed alphabetically below. Certain underlying funds are subject to additional principal risks, which are described in the Fund’s prospectus.

Call Risk—If an issuer calls higher-yielding debt instruments held by an underlying fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular company, industry, or sector of the market.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund and the underlying funds. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—An underlying fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of an underlying fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Political and Economic Risks—The value of an underlying fund that invests primarily in municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date total return as of September 30, 2013 was 11.65%.

During the ten-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 16.83% and -19.17%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

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Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

	Average Annual Total Returns for the Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Class A (return before taxes)	6.52%	0.54%	6.53%
Class A (return after taxes on distributions)	5.03%	(0.37)%	5.75%
Class A (return after taxes on distributions and sale of Fund shares)	4.92%	0.09%	5.39%
Class B (return before taxes)	7.17%	0.81%	6.38%
Class C (return before taxes)	12.16%	1.00%	6.38%
Class R3 (return before taxes)	12.71%	1.48%	6.95%
Class I (return before taxes)	13.32%	1.98%	7.44%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)	14.35%	2.66%	8.73%
Lipper Mixed-Asset Target Allocation Growth Classification Average (reflects no deduction for taxes or sales loads)	12.63%	1.72%	6.48%

Management

Investment Adviser

Nuveen Fund Advisors, LLC

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Derek B. Bloom, CFA	Vice President	December 2013
David R. Cline	Vice President	October 1996
Keith B. Hembre, CFA	Managing Director	December 2013

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

•  $2,500 for Traditional/Roth IRA accounts.

•  $2,000 for Coverdell Education Savings Accounts.

•  $250 for accounts opened through fee-based programs.

•  No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•  No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, its distributor or its investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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